Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	$ 22,700	$ 21,429
Less: Accumulated depreciation	(9,856)	(7,216)
Total property and equipment, net	12,844	14,213	$ 12,554
Construction in progress
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	0	6
Laboratory equipment
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	$ 7,989	7,028
Estimated useful life	5 years
Computer equipment
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	$ 1,979	1,841
Estimated useful life	3 years
Furniture and fixtures
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	$ 1,075	897
Estimated useful life	4 years
Leasehold improvements
Property, Equipment and Impairment of Long-Lived Assets
Property and equipment	$ 11,657	$ 11,657
Estimated useful life	8 years 2 months 12 days	9 years 3 months 18 days